Matthews Asia Dividend Active ETFMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 92.0%
	Shares	Value
China/Hong Kong: 26.6%
Tencent Holdings, Ltd.	3,300	$203,719
Alibaba Group Holding, Ltd.	9,200	139,639
Ping An Insurance Group Co. of China, Ltd. H Shares	18,000	136,489
AIA Group, Ltd.	12,600	136,363
Industrial & Commercial Bank of China, Ltd. H Shares	151,000	132,122
Yum China Holdings, Inc.	2,481	121,023
Dongfang Electric Corp., Ltd. H Shares	26,600	115,354
Hongkong Land Holdings, Ltd.	14,200	110,334
Yuexiu Transport Infrastructure, Ltd.	206,000	101,946
PetroChina Co., Ltd. H Shares	64,000	87,753
Swire Pacific, Ltd. Class A	8,000	87,090
China Construction Bank Corp. H Shares	76,000	81,330
HKT Trust & HKT, Ltd.	51,000	79,490
NARI Technology Co., Ltd. A Shares	21,100	79,400
Hong Kong Exchanges & Clearing, Ltd.	1,500	74,348
China Merchants Bank Co., Ltd. H Shares	11,500	72,284
JD.com, Inc. Class A	4,950	71,470
China Tower Corp., Ltd. H Shares[b,c]	49,500	67,429
Midea Group Co., Ltd. A Shares	5,900	65,222
Link REIT	13,200	60,644
BYD Co., Ltd. H Shares	4,000	53,978
China Overseas Property Holdings, Ltd.	100,000	50,381
Midea Group Co., Ltd. A Shares	3,000	33,156
Total China/Hong Kong		2,160,964

Japan: 21.7%
Marubeni Corp.	5,900	208,349
Tokyo Electron, Ltd.	700	163,813
Mitsubishi UFJ Financial Group, Inc.	10,000	163,429
Sumitomo Corp.	4,300	156,226
ORIX Corp.	4,700	136,105
Tokio Marine Holdings, Inc.	2,800	128,621
Shin-Etsu Chemical Co., Ltd.	3,200	125,896
Kajima Corp.	3,200	118,816
NEC Corp.	4,400	106,370
Hikari Tsushin, Inc.	400	99,918
Mitsui Fudosan Co., Ltd.	9,600	99,898
Sony Group Corp.	3,600	72,615
Asahi Group Holdings, Ltd.	7,200	71,733
Toyota Motor Corp.	3,600	71,552
Sawai Group Holdings Co., Ltd.	2,400	33,340
Sony Financial Group, Inc.	4,700	4,231
Total Japan		1,760,912

South Korea: 15.2%
Samsung Electronics Co., Ltd.	4,665	514,470
Hana Financial Group, Inc.	3,569	250,943
Korea Investment Holdings Co., Ltd.	1,044	139,443
SK Telecom Co., Ltd. ADR	3,326	97,419
KT&G Corp.	909	95,451
SK, Inc.	375	74,451
Macquarie Korea Infrastructure Fund	8,314	61,528
Total South Korea		1,233,705

Taiwan: 14.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,624	886,781
Delta Electronics, Inc.	4,000	172,662

	Shares	Value
CTBC Financial Holding Co., Ltd.	55,000	$88,254
Total Taiwan		1,147,697

Australia: 5.9%
Telstra Group, Ltd.	37,786	137,938
Rio Tinto, Ltd.	1,098	121,399
Commonwealth Bank of Australia	1,048	120,371
ANZ Group Holdings, Ltd.	4,035	99,406
Total Australia		479,114

India: 3.5%
Power Grid Corp. of India, Ltd.	27,270	85,132
HDFC Bank, Ltd. ADR	3,290	81,855
Bharti Airtel, Ltd.	3,461	65,039
Hindustan Unilever, Ltd.	2,509	54,366
Kwality Wall’s India, Ltd.[d]	2,509	594
Total India		286,986

Singapore: 3.3%
DBS Group Holdings, Ltd.	2,300	101,438
Singapore Telecommunications, Ltd.	25,800	98,789
United Overseas Bank, Ltd.	2,400	68,178
Total Singapore		268,405

Indonesia: 1.0%
PT Bank Rakyat Indonesia Persero Tbk	386,800	75,792
Total Indonesia		75,792

Thailand: 0.7%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	99,900	57,668
Total Thailand		57,668

TOTAL COMMON EQUITIES		7,471,243
(Cost $6,564,083)
SHORT-TERM INVESTMENTS: 7.6%
Money Market Funds: 7.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[e]	616,225	616,225
(Cost $616,225)

Total Investments: 99.6%		8,087,468
(Cost $7,180,308)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		35,635
Net Assets: 100.0%		$8,123,103

Matthews Asia Dividend Active ETFMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $67,429, which is 0.83% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Rate shown is the current yield as of March 31, 2026.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).